Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Schedule of Components of Preferred Stock

The following table represents the components of the Series H Preferred Stock for the year ended December 31, 2020 and as of December 31, 2019:

	Shares	Series H Preferred Stock Components
Series H Preferred Stock at December 31, 2019	19,400	$18,045,496
Issuance of Series H Preferred Stock on August 19, 2020:
Issuance of Series H Preferred Stock	108	130,896
Less issuance costs netted from the proceeds		(17,896)
Net proceeds received upon issuance of Series H Preferred Stock		113,000
Conversion of Series H Preferred Stock into common stock on September 21, 2020	(300)	(300,000)
Issuance of Series H Preferred Stock upon conversion of promissory note on November 13, 2020	389	389,000
Net issuance of Series H Preferred Stock	197	202,000
Series H Preferred Stock at December 31, 2020	19,597	$18,247,496
Beneficial conversion feature recognized during the year ended December 31, 2020 (as described below) upon issuance of Series H Preferred Stock		$502,000

Series l Preferred Stock [Member]
Class of Stock [Line Items]
Schedule of Components of Preferred Stock

The following table represents the components of the Series I Preferred Stock for the years ended December 31, 2020 and 2019:

	Shares	Series I Preferred Stock Components
Issuance of Series I Preferred Stock on June 28, 2019	23,100	$23,100,000
Less issuance costs:
Cash paid to B. Riley FBR as placement fee		(1,386,000)
Legal fees and other costs		(73,858)
Total issuance costs		(1,459,858)
Less Liquidated Damages recognized upon issuance		(1,940,400)
Total issuance costs and Liquidated Damages		(3,400,258)
Net issuance of Series I Preferred Stock at December 31, 2019	23,100	19,699,742
Conversion of Series I Preferred Stock to common stock on December 18, 2020	(23,100)	(19,699,742)
Series I Preferred Stock at December 31, 2020	-	$-
Beneficial conversion feature recognized during the year ended December 31, 2020 (as described below) upon conversion of Series I Preferred Stock		$5,082,000

Series J Preferred Stock [Member]
Class of Stock [Line Items]
Schedule of Components of Preferred Stock

The following table represents the components of the Series J Preferred Stock for the years ended December 31, 2020 and 2019:

	Shares	Series J Preferred Stock Components
Issuance of Series J Preferred Stock on October 7, 2019	20,000	$20,000,000
Less shares issued for payment of 12% Amended Senior Secured Notes	(5,000)	(5,000,000)
Net issuance of Series J Preferred Stock	15,000	$15,000,000
Issuance of Series J Preferred Stock	20,000	$20,000,000
Less issuance costs:
Cash paid to B. Riley FBR as placement fee		(525,240)
Legal fees and other costs		(54,764)
Total issuance costs		(580,004)
Less Liquidated Damages recognized upon issuance		(1,680,000)
Total issuance costs and Liquidated Damages		(2,260,004)
Net issuance of Series J Preferred Stock at December 31, 2019		17,739,996
Issuance of Series J Preferred Stock on September 4, 2020	10,500	6,000,000
Net Issuance of Series J Preferred Stock prior to conversion on December 18, 2020	30,500	23,739,996
Conversion of Series J Preferred Stock to common stock on December 18, 2020 (as further described below)	(30,500)	(23,739,996)
Series I Preferred Stock at December 31, 2020	-	$-
Beneficial conversion feature recognized during the year ended December 31, 2020 (as described below) upon conversion of Series J Preferred Stock		$586,545

Series K Preferred Stock [Member]
Class of Stock [Line Items]
Schedule of Components of Preferred Stock

The following table represents the components of the Series K Preferred Stock for the year ended December 31, 2020:

	Shares	Series K Preferred Stock Components
Issuance of Series K Preferred Stock:
Issuance of Series K Preferred Stock on October 23, 2020	6,750	$6,750,000
Issuance of Series K Preferred Stock on October 28, 2020	5,292	5,292,000
Issuance of Series K Preferred Stock on November 11, 2020	6,000	6,000,000
Subtotal issuance of Series K Preferred Stock	18,042	18,042,000
Less issuance costs:
Cash paid to B. Riley FBR as placement fee		(440,500)
Legal fees and other costs		(120,000)
Total issuance costs		(560,500)
Net issuance of Series K Preferred Stock prior to conversion on December 18, 2020		17,481,500
Conversion of Series K Preferred Stock to common stock on December 18, 2020	(18,042)	(17,481,500)
Series K Preferred Stock at December 31, 2020	-	$-
Beneficial conversion feature recognized during the year ended December 31, 2020 (as described below) upon conversion of Series k Preferred Stock		$9,472,050